Segment reporting (Details 3) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		31,982		25,747	24,140
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		9,834		8,567	7,019
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		4,657		5,073	3,364
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		4,126		2,264	1,247
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		2,704		2,797	2,741
Pharmaceutical Services and Active Ingredient [Member] | Oncology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		2,385		1,798	2,212
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		768		1,370	1,622
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenue		₨ 7,508		₨ 3,878	₨ 5,935

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).